Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000232117
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	2.24%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.24%
AssetsNet	$ 57,873,948
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	0.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$57,873,948
# of Portfolio Holdings	62
Portfolio Turnover Rate	0.38%

Holdings [Text Block]

Fund Holdings Summaries

The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2026:

Asset Allocation as of June 30, 2026:

Table Summary
Value	Value
Mortgage-Backed Securities	6.9%
Corporate Bonds	12.2%
Municipal Bonds	80.9%

Portfolio Composition

Table Summary
Municipal	80.9%
Commercial Services	12.2%
Fannie Mae MBS	6.9%
Total	100.0%

Geographical Allocation

Table Summary
United States	80.9%
Puerto Rico	19.1%
Total	100.0%

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
AAA	2.0%
AA	58.1%
A	30.9%
BBB	9.0%
Total	100.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Autopistas Metropolitanas de Puerto Rico LLC, 6.750%, due 06/30/35	13.9%
Municipal Electric Authority of Georgia, 7.055%, due 04/01/57	4.0
Metropolitan Transportation Authority Dedicated Tax Fund, 7.336%, due 11/15/39	3.5
Federal National Mortgage Association, 3.500%, due 05/01/43	3.4
Louisville & Jefferson County Metropolitan Sewer District, 6.250%, due 05/15/43	3.4

C000232116
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class P
Trading Symbol	PRAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$114	2.28%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.28%
AssetsNet	$ 57,873,948
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	0.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$57,873,948
# of Portfolio Holdings	62
Portfolio Turnover Rate	0.38%

Holdings [Text Block]

Fund Holdings Summaries

The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2026:

Asset Allocation as of June 30, 2026:

Table Summary
Value	Value
Mortgage-Backed Securities	6.9%
Corporate Bonds	12.2%
Municipal Bonds	80.9%

Portfolio Composition

Table Summary
Municipal	80.9%
Commercial Services	12.2%
Fannie Mae MBS	6.9%
Total	100.0%

Geographical Allocation

Table Summary
United States	80.9%
Puerto Rico	19.1%
Total	100.0%

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
AAA	2.0%
AA	58.1%
A	30.9%
BBB	9.0%
Total	100.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Autopistas Metropolitanas de Puerto Rico LLC, 6.750%, due 06/30/35	13.9%
Municipal Electric Authority of Georgia, 7.055%, due 04/01/57	4.0
Metropolitan Transportation Authority Dedicated Tax Fund, 7.336%, due 11/15/39	3.5
Federal National Mortgage Association, 3.500%, due 05/01/43	3.4
Louisville & Jefferson County Metropolitan Sewer District, 6.250%, due 05/15/43	3.4